Affiliated companies and variable interest entities (Account Balances and Transactions with Affiliated Companies) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Schedule of Equity Method Investments [Line Items]
Trade accounts and notes receivable, and other receivables	¥ 301,335	¥ 289,406
Accounts payable and other payables	736,023	691,173
Net revenues	2,004,632	1,914,318	¥ 1,804,493
Purchases	¥ 5,749,430	¥ 5,357,682	¥ 4,359,854